DEBT FINANCING ARRANGEMENTS (Details 1) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Accrued Tower and Other Payables	$ 2,085,000
EMA Member
Accrued Interest	523,360	$ 0
Derivative Balance	3,594,723	179,736
Accrued Tower and Other Payables	0	0
NPV of Future Lease Payments	0	0
American Tower Member
Accrued Interest	0	0
Derivative Balance	0	0
Accrued Tower and Other Payables	2,385,634	2,085,000
NPV of Future Lease Payments	$ 601,865	$ 159,771